Finance costs (Tables)	12 Months Ended
Apr. 30, 2025
Finance Costs
Schedule of Finance Costs

	April 30, 2023	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	SGD	USD

Interest expense on bank borrowings	27,792	52,697	73,258	56,119
Interest on lease liabilities	19,571	15,470	17,457	13,373
	47,363	68,167	90,715	69,492